Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments

LSV Value Equity Fund

	Shares	Value (000)
U.S. Common Stock (99.6%)
Aerospace & Defense (3.2%)
Arconic	368,600	$11,040
Huntington Ingalls Industries	83,130	21,697
Raytheon	133,580	29,513
Spirit AeroSystems Holdings, Cl A	196,610	12,843
Textron	419,800	19,281
Vectrus*	6,438	359

		94,733

Agricultural Operations (0.3%)
Archer-Daniels-Midland	193,200	8,648

Agricultural Products (0.4%)
Ingredion	143,600	12,637

Air Freight & Logistics (0.7%)
FedEx	134,400	19,440

Aircraft (2.2%)
American Airlines Group	236,720	6,354
Delta Air Lines	383,500	21,376
JetBlue Airways*	814,200	16,146
United Airlines Holdings*	279,400	20,899

		64,775

Apparel Retail (0.4%)
Foot Locker	293,500	11,144

Asset Management & Custody Banks (2.2%)
Ameriprise Financial	226,700	37,499
Bank of New York Mellon	213,900	9,578
Legg Mason	237,805	9,310
State Street	128,905	9,749

		66,136

Automotive (2.9%)
American Axle & Manufacturing Holdings*	636,200	5,878
BorgWarner	305,510	10,476
Cooper-Standard Holdings*	58,935	1,563
Ford Motor	1,610,770	14,207
General Motors	802,500	26,795
Goodyear Tire & Rubber	395,880	5,198
Lear	92,440	11,387
Thor Industries	153,200	12,336

		87,840

Automotive Retail (0.6%)
Group 1 Automotive	162,800	16,405

LSV Value Equity Fund

	Shares	Value (000)
Banks (10.5%)
Bank of America	1,985,405	$65,181
CIT Group	215,800	9,864
Citizens Financial Group	798,000	29,749
Fifth Third Bancorp	638,410	18,163
Huntington Bancshares	949,000	12,878
JPMorgan Chase	589,235	77,991
Keycorp	1,173,400	21,954
PNC Financial Services Group	95,700	14,216
Regions Financial	1,565,800	24,380
Truist Financial	227,400	11,727
Zions Bancorp	585,400	26,630

		312,733

Biotechnology (3.4%)
Alexion Pharmaceuticals*	101,400	10,078
Amgen	198,480	42,881
Biogen*	82,600	22,207
Gilead Sciences	234,600	14,827
Regeneron Pharmaceuticals*	36,500	12,335

		102,328

Broadcasting (0.2%)
ViacomCBS, Cl B	211,430	7,216

Building & Construction (1.0%)
Owens Corning	159,750	9,663
PulteGroup	456,100	20,365

		30,028

Chemicals (2.5%)
Celanese, Cl A	191,600	19,831
Chemours	297,500	4,126
Eastman Chemical	295,100	21,032
Huntsman	489,700	10,068
LyondellBasell Industries, Cl A	245,200	19,091

		74,148

Commercial Printing (0.2%)
Deluxe	139,177	6,708

Commercial Services (0.5%)
Western Union	538,900	14,496

Commodity Chemicals (0.5%)
Cabot	181,300	7,225
Kronos Worldwide	80,606	874
Trinseo	206,500	5,930

		14,029

1

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computer & Electronics Retail (0.8%)
Best Buy	283,600	$24,018
GameStop, Cl A	74,587	287

		24,305

Computers & Services (3.5%)
DXC Technology	169,900	5,417
eBay	270,600	9,081
Hewlett Packard Enterprise	821,800	11,448
HP	773,200	16,485
NCR*	238,800	8,052
Oracle	490,600	25,732
Seagate Technology	217,500	12,395
Xerox Holdings	416,200	14,804

		103,414

Diversified REIT’s (0.8%)
Lexington Realty Trust, Cl B	693,600	7,678
VEREIT	1,552,800	15,156

		22,834

Drug Retail (1.0%)
Walgreens Boots Alliance	578,700	29,427

Electrical Components & Equipment (1.2%)
Acuity Brands	56,600	6,672
Eaton	296,700	28,029

		34,701

Electrical Services (2.4%)
Edison International	179,600	13,749
Exelon	687,500	32,718
FirstEnergy	201,200	10,219
Vistra Energy	704,937	15,875

		72,561

Financial Services (6.5%)
Ally Financial	545,000	17,456
Capital One Financial	248,100	24,760
Citigroup	1,020,100	75,906
Discover Financial Services	342,000	25,694
Goldman Sachs Group	58,245	13,848
Lazard, Cl A(A)	212,700	8,925
Navient	755,400	10,863
Santander Consumer USA Holdings	575,000	15,307

		192,759

Food, Beverage & Tobacco (2.9%)
Conagra Brands	464,300	15,285
JM Smucker	207,395	21,488
Molson Coors Brewing, Cl B	273,600	15,207
Pilgrim’s Pride*	317,910	8,281

LSV Value Equity Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Tyson Foods, Cl A	325,100	$26,863

		87,124

General Merchandise Stores (1.1%)
Big Lots	121,415	3,285
Target	268,255	29,707

		32,992

Health Care Distributors (0.5%)
McKesson	111,600	15,915

Health Care Facilities (1.7%)
HCA Holdings	220,800	30,647
Universal Health Services, Cl B	135,400	18,565

		49,212

Health Care REIT’s (0.2%)
Diversified Healthcare Trust	495,120	3,822
Industrial Logistics Properties Trust	66,014	1,511

		5,333

Health Care Services (0.4%)
CVS Health	167,440	11,356

Homefurnishing Retail (0.5%)
Williams-Sonoma	203,900	14,289

Hotel & Resort REIT’s (0.2%)
Service Properties Trust	343,400	7,411

Hotels & Lodging (0.4%)
Wyndham Destinations	220,100	10,681

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	132,300	19,338

Human Resource & Employment Services (0.5%)
ManpowerGroup	179,200	16,395

Information Technology (0.2%)
Belden	122,200	6,021

Insurance (5.5%)
Allstate	289,800	34,353
Genworth Financial, Cl A*	387,700	1,589
Hartford Financial Services Group	399,200	23,664
Lincoln National	262,145	14,282
MetLife	439,340	21,840
MGIC Investment	891,200	12,290
Principal Financial Group	218,300	11,559
Prudential Financial	299,200	27,245

2

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Insurance (continued)
Voya Financial	264,000	$15,769

		162,591

Investment Banking & Brokerage (1.1%)
Morgan Stanley	609,800	31,868

IT Consulting & Other Services (0.5%)
International Business
Machines	105,100	15,106

Leasing & Renting (0.3%)
Triton International	246,500	9,256

Machinery (4.5%)
AGCO	227,500	15,957
Allison Transmission Holdings	391,200	17,291
Caterpillar	176,000	23,118
Cummins	240,100	38,409
Oshkosh	157,300	13,534
PACCAR	240,700	17,862
Terex	335,300	8,500

		134,671

Media & Entertainment (1.1%)
AMC Networks, Cl A*	210,100	7,688
Comcast, Cl A	346,500	14,965
TEGNA	600,600	10,150

		32,803

Metal & Glass Containers (0.2%)
O-I Glass, Cl I	572,100	7,220

Mortgage REIT’s (0.7%)
Annaly Capital Management	1,030,000	10,053
Starwood Property Trust	376,070	9,650

		19,703

Motorcycle Manufacturers (0.3%)
Harley-Davidson	260,600	8,704

Office Equipment (0.0%)
Pitney Bowes	225,680	844

Office REIT’s (0.4%)
Office Properties Income Trust	89,206	3,036
Piedmont Office Realty Trust, Cl A	376,265	8,725

		11,761

Oil & Gas Exploration & Production (0.2%)
Cabot Oil & Gas	446,500	6,291

LSV Value Equity Fund

	Shares	Value (000)
Paper Packaging (1.2%)
International Paper	430,100	$17,514
Westrock	493,000	19,227

		36,741

Petroleum & Fuel Products (4.4%)
ConocoPhillips	505,300	30,030
Gulfport Energy*	626,400	971
HollyFrontier	373,200	16,764
Marathon Petroleum	435,000	23,708
Phillips 66	304,000	27,776
Valero Energy	388,200	32,729

		131,978

Pharmaceuticals (6.4%)
AbbVie	340,600	27,595
Bristol-Myers Squibb	558,863	35,180
Jazz Pharmaceuticals*	110,600	15,855
Johnson & Johnson	163,900	24,400
Merck	233,200	19,925
Pfizer	1,834,600	68,320

		191,275

Publishing (0.0%)
Gannett	127,188	777

Real Estate (0.7%)
DiamondRock Hospitality	1,073,500	10,381
Host Hotels & Resorts	627,100	10,247

		20,628

Reinsurance (0.5%)
Everest Re Group	51,100	14,133

Retail (2.4%)
Brinker International	110,180	4,704
Dick’s Sporting Goods	318,515	14,088
Kohl’s	232,600	9,944
Kroger	1,117,300	30,011
Macy’s	330,800	5,276
Office Depot	3,107,000	6,897

		70,920

Semi-Conductors/Instruments (5.5%)
Applied Materials	242,600	14,068
Cirrus Logic*	120,725	9,273
Intel	1,225,300	78,333
Lam Research	75,900	22,634
Micron Technology*	281,400	14,940
Skyworks Solutions	147,900	16,735

3

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Semi-Conductors/Instruments (continued)
Vishay Intertechnology	440,620	$8,940

		164,923

Specialized REIT’s (0.3%)
Outfront Media	306,100	9,103

Steel & Steel Works (0.7%)
Reliance Steel & Aluminum	127,130	14,594
Steel Dynamics	193,900	5,794

		20,388

Technology Distributors (0.7%)
Avnet	269,600	9,838
Insight Enterprises*	155,600	10,249

		20,087

Telephones & Telecommunications (4.6%)
AT&T	876,400	32,970
Cisco Systems	480,500	22,088
Juniper Networks	183,300	4,205
Verizon Communications	1,311,100	77,932

		137,195

Thrifts & Mortgage Finance (0.3%)
Radian Group	409,000	10,016

Trucking (0.0%)
Ryder System	23,317	1,113

TOTAL U.S. COMMON STOCK (Cost $2,640,536)		2,969,607

	Face Amount (000)

Repurchase Agreement (0.2%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $6,779 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $5,634, 0%-1.875%, 07/15/2020-04/30/2022; total market value $6,915)	$6,779	6,779

TOTAL REPURCHASE AGREEMENT (Cost $6,779)		6,779

Total Investments – 99.8% (Cost $2,647,315)		$2,976,386

Percentages are based on Net Assets of $2,981,239 (000).

Cl — Class

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At January 31, 2020 such securities amounted to $8,925(000), or 0.3% of the Net Assets of the Fund.

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,969,607	$—	$—	$2,969,607
Repurchase Agreement	—	6,779	—	6,779

Total Investments in Securities	$2,969,607	$6,779	$—	$2,976,386

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-3300

4